Description of business (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 12, 2014	Apr. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2015
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Limited Partners Capital Account, Units Issued	11,040,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total					$ 194,160
Co-venturer [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued	13,156,060
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued	2,116,060
Percentage of Partnership Interest				58.00%
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			49.00%
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total					$ 194,200
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Hoegh LNG Cyprus Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Cyprus Limited Egypt Branch [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units	1,440,000
Limited Partners Capital Account, Units Issued	11,040,000
Percentage of Partnership Interest	42.00%
IPO [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units	1,440,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 203,500
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		100.00%		100.00%